Retirement Benefit Plans - Additional Information (Detail) yr in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD yr	Dec. 31, 2016 CAD
Disclosure of net defined benefit liability (asset) [line items]
Surplus(deficit)of plan	CAD 44	CAD 58
Expected contribution to defined benefit pension plans	28
Defined contribution expense	CAD 44	CAD 44
Defined Benefit Pension Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of the defined benefit obligation | yr	14
Non-Pension Post-Retirement Benefit [member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of the defined benefit obligation | yr	17
Non-Pension Post-Retirement Benefit [member] | British Columbia [Member]
Disclosure of net defined benefit liability (asset) [line items]
Effect from change in financial assumptions	CAD 104